NONCONTROLLING INTERESTS - NONCONTROLLING INFORMATION (Details) CAD / shares in Units, $ / shares in Units, CAD in Millions, $ in Millions								12 Months Ended
	Mar. 13, 2015 USD ($)	Mar. 13, 2015 CAD	Jan. 02, 2015 USD ($) $ / shares	Jan. 02, 2015 CAD	Jan. 01, 2015	Jul. 01, 2014 USD ($) $ / shares shares	Jul. 01, 2014 CAD shares	Dec. 31, 2016 CAD CAD / shares shares	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD
NONCONTROLLING INTERESTS
Noncontrolling interests								CAD 577	CAD 1,300
Enbridge Energy Partners, L.P. | Alberta Clipper Pipeline
NONCONTROLLING INTERESTS
Investment ownership percentage transferred			66.70%	66.70%
Consideration received			$ 1,000	CAD 1,100
Consideration received as debt repayment			306	359
Enbridge Energy Partners, L.P. | Alberta Clipper Pipeline | Preference Shares, Series E
NONCONTROLLING INTERESTS
Equity received as consideration			$ 694	814
Enbridge Energy Partners, L.P.
NONCONTROLLING INTERESTS
Noncontrolling interests								(99)	412
Distributions to unitholders								CAD 670	CAD 630	CAD 504
Ownership interest percentage held by noncontrolling owners								80.20%	80.00%
Reduction in income (loss) attributable to noncontrolling interests and redeemable noncontrolling interests due to reallocation								CAD 816	CAD (13)
Increase (decrease) in noncontrolling interest				(304)			CAD (2,363)
Increase to additional paid in capital				218			1,601
Increase to deferred income taxes				CAD 86			CAD 762
GP interest percent in EEP	2.00%	2.00%
Contributions from unitholders	$ 289	CAD 366
Enbridge Energy Partners, L.P. | Preference Shares, Series E
NONCONTROLLING INTERESTS
Conversion rate for Class A units			100.00%	100.00%
Period for redemption at the issuers option			30 years	30 years
Liquidation price (in dollars per share) | $ / shares			$ 38.31
Trailing period for determination of liquidation price			5 days	5 days
Enbridge Energy Partners, L.P. | Alberta Clipper Pipeline
NONCONTROLLING INTERESTS
Ownership percentage before transfer					33.30%
Enbridge Energy Partners, L.P. | Natural gas and NGL midstream business
NONCONTROLLING INTERESTS
Ownership percentage transfer within segments						12.60%	12.60%
Consideration cash portion						$ 350	CAD 376
Limited partner interest and all incentive distribution rights of (IDR) percent in MEP						52.00%	52.00%
Previous ownership percentage in natural gas and midstream business						61.00%	61.00%
Current ownership percentage in natural gas and midstream business						48.00%	48.00%
Enbridge Energy Partners, L.P. | Enbridge Inc.
NONCONTROLLING INTERESTS
Percent of distributions and allocations above which the Company has waived rights to receive						2.00%	2.00%
Units issued (in shares) | shares						66,100,000	66,100,000
IDU issued | shares						1,000	1,000
Previous percentage of distributions						48.00%	48.00%
Previous distribution threshold | $ / shares						$ 0.495
Current percentage of distributions						23.00%	23.00%
Current distribution threshold | $ / shares						$ 0.5435
Enbridge Energy Management, L.L.C. (EEM)
NONCONTROLLING INTERESTS
Noncontrolling interests								CAD 36	CAD 203
Ownership interest percentage held by noncontrolling owners								88.30%	88.30%
Enbridge Gas Distribution Inc.
NONCONTROLLING INTERESTS
Number of cumulative redeemable preferred shares held by third parties | shares								4,000,000
Floating adjustable cumulative cash dividends as a percentage of prime rate								80.00%
Floating adjustable cumulative cash dividend variable rate								Prime
Redemption price per share (in dollars per shares) | CAD / shares								CAD 25
Preferred shares redeemed (in shares) | shares								0
Enbridge Gas Distribution Inc. | Preference shares
NONCONTROLLING INTERESTS
Noncontrolling interests								CAD 100	CAD 100
Enbridge Gas Distribution Inc. | Common shares
NONCONTROLLING INTERESTS
Ownership percentage in subsidiary								100.00%
Renewable energy assets
NONCONTROLLING INTERESTS
Noncontrolling interests								CAD 516	561
Other noncontrolling interest
NONCONTROLLING INTERESTS
Noncontrolling interests								CAD 24	CAD 24